Offerings	Aug. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,809,153
Proposed Maximum Offering Price per Unit	2.50
Maximum Aggregate Offering Price	$ 4,522,882.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 692.45
Offering Note	(1.a) The offering price per unit and in the aggregate are estimated in accordance with Rules 457(c) and 457(h) under the Securities Act of 1933, as amended (the "Securities Act") solely for the purpose of calculating the registration fee. (1.b) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of the registrant's Common Stock, par value $0.01 per share ("Common Stock") of Armata Pharmaceuticals, Inc. (the "Company") that become issuable under the Armata Pharmaceuticals, Inc. 2016 Equity Incentive Plan (the "Armata 2016 Plan") or the Armata Pharmaceuticals, Inc. 2016 Employee Stock Purchase Plan (the "Armata 2016 ESPP") by reason of any future stock dividend, stock split, recapitalization or other similar adjustments of the outstanding Common Stock. (1.c) Represents 1,809,153 shares of Common Stock that were automatically added to the shares authorized for issuance under the Armata 2016 Plan on January 1, 2025, pursuant to an "evergreen" provision contained in the Armata 2016 Plan. Pursuant to such "evergreen" provision, on January 1st of each calendar year, from January 1, 2017 through and including January 1, 2026, the number of shares authorized for issuance under the Armata 2016 Plan is automatically increased by: (a) a number equal to 5% of the total number of shares of the Company's capital stock outstanding on December 31st of the preceding calendar year, or (b) a lesser number of shares determined by the Company's board of directors (the "Board"). (1.d) Estimated solely for purposes of calculating the amount of the registration fee, pursuant to Rules 457(c) and 457(h) under the Securities Act, the proposed maximum aggregate offering price is the product obtained by multiplying (i) $2.50 (the average of the high and low prices of the Company's Common Stock on August 8, 2025, as reported on the NYSE American) by (ii) 1,811,295 (the number of shares of Common Stock issuable in connection with equity awards that may be granted in the future pursuant to the Armata 2016 Plan or the Armata 2016 ESPP). (1.e) The amount of registration fee is calculated only with respect to the additional shares of Common Stock registered on this Registration Statement. The existing securities issuable under the Armata 2016 Plan and Armata 2016 ESPP were registered, and the correlating registration fee paid, pursuant to the Registration Statements on Form S-8 filed on January 23, 2024 (File No. 333-276657), November 15, 2023 (File No. 333-275580), June 22, 2016 (File No. 333-212183), May 1, 2017 (File No. 333-217563), November 14, 2017 (File No. 333-221564), March 28, 2018 (File No. 333-223987), and June 10, 2019 (File No. 333-232058).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,142
Proposed Maximum Offering Price per Unit	2.50
Maximum Aggregate Offering Price	$ 5,355.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.82
Offering Note	See offering notes 1.a, 1.b, 1.c, 1.d, and 1.e (2.a) Represents 2,142 shares of Common Stock that were automatically added to the shares authorized for issuance under the Armata 2016 ESPP on January 1, 2025, pursuant to an "evergreen" provision contained in the Armata 2016 ESPP. Pursuant to such provision, on January 1st of each calendar year, from January 1, 2017 through and including January 1, 2026, the number of shares authorized for issuance under the Armata 2016 ESPP is automatically increased by a number equal to the least of: (a) 1% of the total number of shares of the Company's capital stock outstanding on December 31st of the preceding calendar year; (b) 2,142 shares; or (c) a number determined by the Board that is less than (a) and (b).